Condensed Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash	$ 1,347,319	$ 1,515,674	$ 398,391
Accounts Receivable, net	72,195	104,538	288,236
Note Receivable, net	266,062	788,500
Inventory	116,381	192,705	187,241
Prepaid Assets	57,216	55,278	36,056
Total Current Assets	1,859,173	2,656,695	909,924
Other Assets:
Property and Equipment, net	381,212	411,643	564,933
Intangible Assets, net	296,880	294,396	226,450
Investment in Joint Venture	500	500	500
Prepaid Stock Compensation	50,359	31,576	167,562
Total Other Assets	728,951	738,115	959,445
TOTAL ASSETS	2,588,124	3,394,810	1,869,369
Current Liabilities:
Accounts Payable	265,814	100,884	112,175
Notes Payable	100,000	100,000	561,834
Deferred Revenue	60,031	35,680	3,315
Accrued Expenses	140,934	146,330	121,801
Total Current Liabilities	566,779	382,894	799,125
Long-Term Liabilities
Derivative Liability			93,206
Total Long-Term Liabilities			93,206
TOTAL LIABILITIES	566,779	382,894	892,331
Commitments & Contingencies
Stockholders' Equity
Preferred Stock, Value
Common Stock, Value	5,002	4,979	3,135
Additional Paid-In Capital	17,525,689	17,345,407	10,734,857
Accumulated Deficit	(15,509,346)	(14,338,470)	(9,760,954)
Total Stockholders' Equity	2,021,345	3,011,916	977,038
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,588,124	$ 3,394,810	$ 1,869,369